INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventory consisted of the following at December 31, 2024 and 2023, respectively:

	December 31, 2024	December 31, 2023
Raw materials and work in progress	$3,075	$380
Finished goods	—	83
Total inventory	$3,075	$463